Financial statements preparation	12 Months Ended
Sep. 30, 2018
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This financial report of Westpac Banking Corporation (the Parent Entity), together with its controlled entities (the Group or Westpac), for the year ended 30 September 2018 was authorised for issue by the Board of Directors on 5 November 2018. The Directors have the power to amend and reissue the financial report.

The principal accounting policies are set out below and in the relevant notes to the financial statements. The accounting policy for the recognition and derecognition of financial assets and financial liabilities precedes Note 10. These accounting policies provide details of the accounting treatments adopted for complex balances and where accounting standards provide policy choices. These policies have been consistently applied to all the years presented, unless otherwise stated.

a.Basis of preparation

(i)Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

▪	the requirements for an authorised deposit-taking institution under the Banking Act 1959 (as amended);

▪	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and

▪	the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

(ii)Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to available-for-sale securities, and financial assets and liabilities (including derivative instruments) measured at fair value through income statement or in other comprehensive income.

(iii)Comparative revisions

Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.

(iv)Standards adopted during the year ended 30 September 2018

The Group adopted the requirements of AASB 2016-2-Amendments to Australian Accounting Standards – Disclosure Initiative: Amendments to AASB 107 which require additional disclosures regarding both cash and non-cash changes in liabilities arising from financing activities. These disclosures have been made in Note 19 and Note 20. As permitted by the standard, comparatives are not required on first application.

There were no other new standards applied in 2018.

(v)Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

(vi)Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in other comprehensive income for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates. The resulting exchange differences are recognised in the foreign currency translation reserve and in other comprehensive income.

On consolidation, exchange differences arising from the translation of borrowings and other foreign currency instruments designated as hedges of the net investment in foreign operations are reflected in the foreign currency translation reserve and in other comprehensive income. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

b.Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

▪	Note 7 Income tax

▪	Note 14 Provisions for impairment charges

▪	Note 15 Life insurance assets and life insurance liabilities

▪	Note 23 Fair values of financial assets and financial liabilities

▪	Note 26 Intangible assets

▪	Note 28 Provisions

▪	Note 38 Superannuation commitments

c.Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 9 Financial Instruments (December 2014) (AASB 9) will replace AASB 139 Financial Instruments: Recognition and Measurement (AASB 139). It includes a forward looking ‘expected credit loss’ impairment model, revised classification and measurement model and modifies the approach to hedge accounting. The standard is effective from 1 October 2018.

The adoption of AASB 9 is expected to reduce retained earnings at 1 October 2018 by approximately $709 million (net of tax) primarily due to the increase in impairment provisions under the new standard. The Group continues to assess and refine certain aspects of our impairment provision process and the opening adjustment may change. There is no significant impact to our regulatory capital. These estimates are based on accounting policies, assumptions, judgements and estimation techniques that remain subject to change until the Group finalises its financial statements for the year ending 30 September 2019.

The major changes under the standard and details of the implementation project are outlined below.

Impairment

AASB 9 introduces a revised impairment model which requires entities to recognise expected credit losses based on unbiased forward looking information, replacing the existing incurred loss model in AASB 139 which only recognises impairment if there is objective evidence that a loss has been incurred. This will result in the earlier recognition of impairment provisions. The revised impairment model applies to all financial assets at amortised cost, lease receivables, debt securities measured at fair value through other comprehensive income, loans commitments and financial guarantee contracts.

Key elements of the new impairment model are:

▪

requires earlier recognition of expected credit losses using a three stage approach. For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months expected credit losses is required (stage 1). For financial assets where there has been a significant increase in credit risk or where the asset is credit impaired a provision for full lifetime expected losses is required (stages 2 and 3 respectively);

▪

expected credit losses are probability-weighted amounts determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions. This will involve a greater use of judgement than the existing impairment model; and

▪

interest is calculated on the gross carrying amount of a financial asset, except where the asset is credit impaired (i.e. stage 3). This will result in an increase in interest income and impairment charges as currently interest is calculated on the net carrying value for all loans.

Implementation

Measurement

Models have been developed, tested and approved while certain aspects of the impairment provisioning process continue to be assessed and refined. These models use three main components (as well as the time value of money) being:

▪	Probability of default (PD): the probability that a counterparty will default;

▪	Loss given default (LGD): the loss that is expected to arise in the event of a default; and

▪	Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

The models use a 12 month timeframe for expected losses in stage 1 and a lifetime timeframe for expected losses in stages 2 and 3. The models incorporate past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions. Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Significant increase in credit risk and movement between stages

An asset will move from stage 1 to stage 2 if there has been a significant increase in credit risk since origination.

The judgement to determine this will be primarily based on changes in internal customer risk grades since origination of the facility.  The Group does not intend to rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this will be used as a backstop rather than the primary indicator.

The Group will not be applying the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

The movement between stages 2 and 3 will be based on whether financial assets are credit-impaired at the reporting date which is expected to be similar to the individual assessment of impairment for financial assets under the current AASB 139.

Assets may move in both directions through the stages of the impairment model. Assets previously in stage 2 may move back to stage 1 if it is no longer considered that there has been a significant deterioration of credit risk. Similarly, assets in stage 3 may move back to stage 2 if they are no longer assessed to be credit-impaired.

Forward looking information

The estimation of forward looking information is a key area requiring judgement. The Group intends to consider a minimum of three future macroeconomic scenarios. These will include a base case scenario along with upside and downside scenarios. The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) unemployment rates, gross domestic product growth rates and residential and commercial property price indices. The macroeconomic variables and probability weightings of the three scenarios will be subject to the approval of the Group Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Governance

The Group has established a governance framework and has implemented controls to address disclosure of the impact of the new requirements of AASB 9 including key areas of judgement such as the determination of a significant increase in credit risk and the use of forward looking information in future economic scenarios along with the controls addressing credit data and systems and the expected credit loss models.

The AASB 9 provision calculation models have been independently reviewed in accordance with the Group’s model risk policies and approved by the Credit Risk Estimates Committee (CREC). The key judgements in relation to the new provisioning methodology have been discussed and agreed with the Board Risk and Compliance Committee (BRCC) and the Board Audit Committee.

Models and credit risk processes have been tested in parallel run since May 2018 to provide a better understanding of the implications of the new impairment requirements. This included an evaluation of the effect on the Group’s results as well as ongoing validation of the controls and effectiveness of the governance and operational processes. The control environment will continue to evolve as the Group embeds processes and controls during the financial year ending 30 September 2019.

Classification and measurement

AASB 9 replaces the classification and measurement model in AASB 139 with a new model that categorises financial assets based on a) the business model within which the assets are managed, and b) whether the contractual cash flows under the instrument solely represent the payment of principal and interest. Financial assets will be measured at:

▪	amortised cost where the business model is to hold the financial assets in order to collect contractual cash flows and those cash flows represent solely payments of principal and interest;

▪

fair value through other comprehensive income where the business model is to both collect contractual cash flows and sell financial assets and the cash flows represent solely payments of principal and interest. Non-traded equity instruments can also be measured at fair value through other comprehensive income; or

▪

fair value through profit or loss if they are held for trading or if the cash flows on the asset do not solely represent payments of principal and interest. An entity can also elect to measure a financial asset at fair value through profit or loss if it eliminates or reduces an accounting mismatch.

The accounting for financial liabilities is largely unchanged.

Implementation

The Group’s classification and measurement implementation project has identified approximately $800 million of available-for-sale financial assets which will be reclassified to amortised cost under AASB 9 based on the hold to collect business model. In addition, the Group identified some available-for-sale and amortised cost financial assets that will be reclassified to fair value through profit and loss, however, the amounts being reclassified are not material.

Hedging

AASB 9 will change hedge accounting by increasing the eligibility of both hedged items and hedging instruments and introducing a more principles-based approach to assessing hedge effectiveness. Adoption of the new hedge accounting model is optional until the IASB completes its accounting for dynamic risk management project. Until this time, current hedge accounting under AASB 139 can continue to be applied.

Implementation

The Group will apply the option to continue hedge accounting under AASB 139, however will implement the amended AASB7 Financial Instruments: Disclosure (AASB7) hedge accounting disclosures as required.

Transition

The impairment and classification and measurement requirements of AASB 9 will be applied retrospectively by adjusting the opening balance sheet at the date of initial application, 1 October 2018, with no restatement of comparatives as permitted by the standard. However, detailed transitional disclosures will be provided in accordance with the amended requirements of AASB 7.

AASB 15 Revenue from Contracts with Customers (AASB 15) was issued on 28 May 2014 and will be effective from 1 October 2018. The standard replaces AASB 118 Revenue and related interpretations, and applies to all contracts with customers, except leases, financial instruments and insurance contracts. The standard provides a systematic approach to revenue recognition by introducing a five-step model governing revenue measurement and recognition. This includes:

▪	identifying the contract with customer;

▪	identifying each of the performance obligations included in the contract;

▪	determining the amount of consideration in the contract;

▪	allocating the consideration to each of the identified performance obligations; and

▪	recognising revenue as each performance obligation is satisfied.

The Group will elect to apply AASB 15 retrospectively by adjusting the opening balance of retained earnings at the date of initial application, 1 October 2018, with no comparatives restatement.

The Group has assessed the revenue streams existing at transition. Based on this assessment, the primary impacts from the adoption of AASB 15 are expected to be a grossing up of some income and expenses which are currently reported on a net basis. In addition, certain facility fees will be reclassified from non-interest income to interest income. These presentation changes will not have a material impact on the Group’s net profit, retained earnings or capital position.

AASB 16 Leases (AASB 16) was issued on 24 February 2016 and will be effective for the 30 September 2020 financial year. The standard will not result in significant changes for lessor accounting. The main changes under the standard are:

▪

all operating leases of greater than 12 months duration will be required to be presented on balance sheet by the lessee as a right-of-use asset and lease liability. The asset and liability will initially be measured at the present value of non-cancellable lease payments and payments to be made in optional periods where it is reasonably certain that the option will be exercised. Details of the Group’s lease obligations are included in Note 30; and

▪	all leases on balance sheet will give rise to a combination of interest expense on the lease liability and depreciation of the right-of-use asset.

Alternative methods of calculating the right-of-use asset are allowed under AASB 16 which impact the size of the transition adjustment. The Group is still evaluating which transition method to apply.

Current project implementation efforts are focused on the review and evaluation of contracts within scope of the standard.

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts, AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

▪

the scope of the standard may result in some contracts that are currently “unbundled”, i.e. accounted for separately as insurance and investment contracts being required to be “bundled” and accounted for as an insurance contract;

▪

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

▪

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

▪

the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

▪	a narrower definition of what acquisition costs may be deferred;

▪	an election to recognise changes in assumptions regarding discount rate in other comprehensive income rather than in profit and loss;

▪	an election to recognise changes in the fair value of assets supporting policy liabilities in other comprehensive income rather than through profit and loss;

▪	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and

▪	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the profit and loss impacts to the Group are not yet practicable to determine.